CASH AND DUE FROM BANKS (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2007 EUR (€)
Cash And Due From Banks Details [Abstract]
Current accounts with banks		€ 183,738		€ 132,228
Cash and similar items		992,265		948,817
Current account with central bank		254,114		342,293
Other		6,040		7,043
Total	$ 2,064,631	€ 1,436,157	$ 2,056,327	€ 1,430,381	€ 1,540,170	€ 4,226,768